Share capital - Summary of warrants outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Number of warrants
Opening balance	772,270	724,983
Expired	(458,477)
Exercised	(313,793)
Granted		47,287
Ending balance		772,270	724,983
Weighted average exercise price
Opening balance	$ 13.29	$ 13.81
Expired	14.00
Exercised	$ 13.48
Granted		5.29
Ending balance		$ 13.29	$ 13.81
Weighted average remaining contractual life (years)
Weighted Average Remaining Contractual Life		9 months 25 days	1 year 2 months 23 days
Granted		9 years 9 months 18 days
Total cash proceeds	$ 2,423